Other Current Assets - Summary of Other Current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Miscellaneous current assets [abstract]
Advances to suppliers and contractors	$ 70.8	₨ 5,175.5	₨ 5,059.7
Taxes recoverable, statutory deposits and dues from government	571.2	41,751.7	42,291.5
Prepaid expenses	166.9	12,201.3	12,180.7
Employee benefits	6.0	439.3	31.0
Others	46.8	3,420.4	3,090.6
Total	$ 861.7	₨ 62,988.2	₨ 62,653.5